UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)  (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street

Columbus, OH 43215

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

 SEMI-ANNUAL REPORT

OCTOBER 31, 2016

(UNAUDITED)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
14.51%
Basic Materials
10.03%
Cash Equivalent
3.16%
Communication
Services
8.17%
Consumer Cyclical
16.48%
Consumer Defensive
7.18%
Energy
7.08%
Financial Services
14.96%
Healthcare
5.36%
Industrials
13.07%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade of the security as a percentage of the portfolio of investments.

* Investment Grade securities are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

Portfolio allocations are subject to change.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2016 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 95.10%

Autos & Automotive Products - 1.64%
30,648	General Motors Co.	$ 968,477

Basic Materials - 0.95%
19,584	Alcoa, Inc.	562,452

Capital Equipment - 3.00%
5,442	Caterpillar, Inc.	454,189
12,107	Flowserve Corp.	512,731
7,795	United Technologies Corp.	796,649
		1,763,569
Chemicals - 1.65%
12,217	LyondellBasell Industries NV - Class A (Netherlands)	971,862

Consumer Cyclicals - 5.76%
26,043	Newell Brands, Inc.	1,250,585
9,578	Time Warner, Inc.	852,346
8,617	Whirlpool Corp.	1,290,999
		3,393,930
Consumer Non-Durables - 2.39%
8,738	Diageo Plc. ADR	939,597
11,197	Unilever NV ADR	468,259
		1,407,856
Consumer Services - 0.53%
10,171	Kroger Co.	315,098

Containers & Paper - 0.70%
9,186	International Paper Co.	413,646

Energy - 1.96%
33,417	Noble Energy, Inc.	1,151,884

Financial Services - 7.96%
46,661	Ally Financial, Inc.	843,164
35,457	Invesco Ltd.	995,987
35,646	Morgan Stanley	1,196,636
33,350	Synchrony Financial	953,477
8,452	Visa, Inc. Class A	697,375
		4,686,639

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Shares		Fair Value

Food & Drug Producers - 2.13%
27,846	Mondelez International, Inc. Class A	$ 1,251,399

Forest Products - 4.03%
79,239	Weyerhaeuser Co.	2,371,623

Healthcare - 2.53%
2,241	Cooper Companies, Inc.	394,506
2,421	UnitedHealth Group, Inc.	342,160
6,241	Universal Health Services, Inc. Class B	753,351
		1,490,017
Hotels & Gaming - 2.41%
54,252	MGM Resorts International *	1,419,775

Industrial Products - 0.96%
22,472	Axalta Coating Systems, Ltd. *	564,497

Insurance Agents & Brokers - 0.97%
9,011	Marsh & McLennan Companies, Inc.	571,207

International Oil & Gas - 1.22%
15,044	Total SA ADR	718,201

Life Insurance - 4.34%
30,137	Prudential Financial, Inc.	2,555,316

Media & Entertainment - 5.42%
7,121	Activision Blizzard, Inc.	307,414
26,772	Comcast Corp. Class A	1,655,045
38,667	Liberty Global, Plc. (United Kingdom) *	1,229,611
		3,192,070
Motor Vehicle Parts & Accessories - 1.89%
17,073	Delphi Automotive PLC (United Kingdom)	1,110,940

Multi-Industry - 2.27%
25,645	General Electric Co.	746,270
5,366	Honeywell International, Inc.	588,543
		1,334,813

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Shares		Fair Value

Natural Gas - 3.90%
42,852	Kinder Morgan, Inc.	$ 875,466
12,807	National Fuel Gas Co.	670,831
25,774	Williams Companies, Inc.	752,601
		2,298,898
Pharmaceuticals - 2.83%
11,084	Johnson & Johnson	1,285,633
12,078	Pfizer, Inc.	382,993
		1,668,626
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.00%
1	AdvanSix, Inc. *	10

Property & Casualty Insurance - 1.69%
14,628	Allstate Corp.	993,241

Railroads, Line-Haul Operating - 1.87%
12,517	Kansas City Southern, Inc.	1,098,492

Retail Stores - 2.32%
9,953	Lowes Companies, Inc.	663,367
95,257	Staples, Inc.	704,902
		1,368,269
Security & Protection Services - 0.50%
4,620	Allegion Plc (Ireland)	294,941

Specialty Chemicals - 2.44%
30,586	FMC Corp.	1,434,178

Technology - 17.86%
1,656	Alphabet, Inc. Class C *	1,299,198
2,883	Amazon.com, Inc. *	2,277,051
7,184	Analog Devices, Inc.	460,494
18,839	Apple, Inc.	2,138,980
42,490	Micron Technology, Inc. *	729,128
36,475	Microsoft Corp.	2,185,582
4,897	NXP Semiconductors NV (Netherlands) *	489,700
15,989	Western Digital Corp.	934,397
		10,514,530

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Shares		Fair Value

Transportation - 3.78%
24,338	Delta Air Lines, Inc.	$ 1,016,598
6,302	Norfolk Southern Corp.	586,086
18,851	XPO Logistics, Inc. *	620,763
		2,223,447
Utilities - 1.53%
34,833	Telephone & Data Systems, Inc.	900,085

Wholesale-Durable Goods - 1.67%
29,760	HD Supply Holdings, Inc. *	982,080

TOTAL FOR COMMON STOCKS (Cost $41,605,875) - 95.10%		$ 55,992,068

REAL ESTATE INVESTMENT TRUSTS - 1.74%
8,757	American Tower Corp. Class A	1,026,233
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $671,701) - 1.74%		$ 1,026,233

SHORT-TERM INVESTMENTS - 3.16%
1,862,292	Invesco Short Term Investment Treasury Fund - Institutional Class 0.22% **	1,862,292
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,862,292) - 3.16%		$ 1,862,292

TOTAL INVESTMENTS (Cost $44,139,868) - 100.00%		$ 58,880,593

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.00)%		(2,847)

NET ASSETS - 100.00%		$ 58,877,746

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at October 31, 2016.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2016 (UNAUDITED)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 47.24%

Agriculture - 0.66%
80,000	Archer-Daniels Midland Co., 5.450%, 3/15/18	$ 84,604

Autos & Automotive Products - 0.97%
120,000	Ford Motor Credit Co., 6.625%, 8/15/17	124,658

Building Materials & Housing - 1.44%
180,000	Lennar Corp., 4.750%, 12/15/17	183,600

Business Services - 1.19%
145,000	United Parcel Services, 5.500%, 1/15/18	152,622

Capital Goods - 2.16%
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	166,084
105,000	United Technologies Corp., 5.375%, 12/15/17	109,912
		275,996
Chemicals - 2.20%
105,000	Celanese US Holdings, LLC, 5.875%, 6/15/21	119,512
150,000	DuPont EI De Nemours, 6.000%, 7/15/18	161,396
		280,908
Construction - 1.34%
195,000	Layne Christensen Co., 4.250%, 11/15/18	171,113

Energy - 3.08%
100,000	ConocoPhillips Corp., 5.200%, 5/15/18	105,427
150,000	Consol Energy, Inc., 8.250%, 4/1/20	150,000
140,000	Whiting Petroleum Corp., 6.500%, 10/1/18	137,900
		393,327
Energy Services - 1.58%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	111,412
140,000	Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	90,300
		201,712
Financial Services - 11.08%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,330
150,000	Capital One Financial Co., 2.450%, 4/24/19	152,537
225,000	Charles Schwab Corp., 4.450%, 7/22/20	246,138
165,000	Deere Capital Corp., 2.000%, 1/13/17	165,343
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	246,362
130,000	JP Morgan Chase & Co., 1.700%, 3/1/18	130,331

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Shares/Principal		Fair Value

Financial Services - (Continued)
125,000	JP Morgan Chase & Co., 2.295%, 8/15/21	$ 125,098
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	147,379
125,000	Synchrony Financial Corp., 3.000%, 8/15/19	127,740
		1,416,258
Gas & Gas Transmission - 0.85%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	108,084

Industrial Goods - 2.41%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	93,202
206,000	General Electric Co., 5.250%, 12/6/17	215,109
		308,311
International Oil & Gas - 1.02%
130,000	Chevron Corp., 1.365%, 3/2/18	130,212

Media & Entertainment - 4.03%
165,000	21st Century Fox America, Inc., 7.750%, 2/1/24	197,032
186,000	Liberty Interactive, Corp., 8.250%, 2/1/30	199,020
110,000	Washington Post Co., 7.250%, 2/1/19	119,350
		515,402
Metal & Mining - 1.83%
100,000	Nucor Corp., 5.750%, 12/1/17	104,368
125,000	U.S. Steel Corp., 7.000%, 2/1/18	129,375
		233,743
Miscellaneous Consumer Goods & Services - 0.81%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	103,125

Retail Stores - 1.25%
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	160,090

Technology - 2.75%
200,000	Amazon.com, Inc., 2.500%, 11/29/22	204,026
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	42,946
100,000	IBM Corp., 5.700%, 9/14/17	104,010
		350,982
Telecommunications - 2.24%
275,000	Qualcomm, Inc., 3.000%, 5/20/22	286,631

Transportation - 3.09%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	109,069
125,000	Burlington Northern Santa Fe, 3.450%, 9/15/21	133,687
54,000	Hertz Corp., 6.750%, 4/15/19	55,091
105,000	Triumph Group, Inc., 4.875%, 4/1/21	97,125
		394,972

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Shares/Principal		Fair Value

Utilities - 1.26%
150,000	National Fuel Gas Co., 5.200%, 7/15/25	160,730

TOTAL FOR CORPORATE BONDS (Cost $5,864,812) - 47.24%		$ 6,037,080

PREFERRED STOCKS - 1.42%
3,000	CHS, Inc., Series B, 7.875%, 12/31/49	94,080
3,000	CHS, Inc., 7.500%, 12/31/49	87,750
TOTAL FOR PREFERRED STOCKS (Cost $150,000) - 1.42%		$ 181,830

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 32.75%
200,000	U.S. Treasury Notes, 0.625%, 5/31/17	200,039
750,000	U.S. Treasury Notes, 0.750%, 1/15/17	750,717
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	751,289
200,000	U.S. Treasury Notes, 0.875%, 8/15/17	200,328
200,000	U.S. Treasury Notes, 0.875%, 11/30/17	200,281
200,000	U.S. Treasury Notes, 1.000%, 2/15/18	200,609
255,000	U.S. Treasury Notes, 1.000%, 5/15/18	255,737
200,000	U.S. Treasury Notes, 1.000%, 5/31/18	200,555
255,000	U.S. Treasury Notes, 1.125%, 5/31/19	256,116
125,000	U.S. Treasury Notes, 1.500%, 2/28/19	126,626
125,000	U.S. Treasury Notes, 1.500%, 11/30/19	126,792
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	305,320
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	303,422
300,000	U.S. Treasury Notes, 2.750%, 2/28/18	307,723
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,180,243) - 32.75%		$ 4,185,554

SHORT-TERM INVESTMENTS - 17.94%
2,292,315	Invesco Short Term Investment Treasury Fund - Institutional Class 0.22% **	2,292,315
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $2,292,315) - 17.94%		$ 2,292,315

TOTAL INVESTMENTS (Cost $12,487,370) - 99.35%		$ 12,696,779

OTHER ASSETS LESS LIABILITIES - 0.65%		83,652

NET ASSETS - 100.00%		$ 12,780,431

** Variable rate security; the coupon rate shown represents the yield at October 31, 2016.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2016 (UNAUDITED)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $44,139,868 and $12,487,370, respectively)	$ 58,880,593	$ 12,696,779
Cash	136	-
Portfolio Securities Sold	24,564	-
Receivable for Fund Shares Purchased	200	-
Dividends and Interest Receivable	30,666	87,074
Prepaid Expenses	33,459	10,625
Total Assets	58,969,618	12,794,478
Liabilities:
Payables:
Accrued Management Fees	46,444	1,243
Distribution Fees Payable	9,124	2,725
Payable for Fund Shares Redeemed	-	209
Distributions Payable	-	833
Director Fees	8,774	905
Other Accrued Expenses	27,530	8,132
Total Liabilities	91,872	14,047
Net Assets	$ 58,877,746	$ 12,780,431

Net Assets Consist of:
Paid In Capital	$ 43,173,980	$ 12,838,388
Par Value of Common Stock	3,067	1,319
Accumulated Undistributed Net Investment Income (Loss)	152,431	17,323
Accumulated Realized Loss on Investments	807,543	(286,008)
Unrealized Appreciation (Depreciation) in Value on Investments	14,740,725	209,409

Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft

    Funds Corporation, which includes the Value Fund, Income Fund and Focus

        Fund), for 3,066,995 and 1,318,917 Shares Outstanding, respectively.

	$ 58,877,746	$ 12,780,431

Class C Shares:
Net Assets		$ 12,780,431
Shares outstanding		1,318,917
Net asset value and offering price		$ 9.69

Short-term Redemption Price Per Share ($9.69 x 0.98) *		$ 9.50

Class I Shares:
Net Assets	$ 16,861,428
Shares outstanding	870,871
Net asset value and offering price	$ 19.36

Short-term Redemption Price Per Share ($19.36 x 0.98) *	$ 18.97

Class R Shares:
Net Assets	$ 42,016,318
Shares outstanding	2,196,124
Net asset value and offering price	$ 19.13

Short-term Redemption Price Per Share ($19.13 x 0.98) *	$ 18.75

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF OPERATIONS

For the six months ended OCTOBER 31, 2016 (UNAUDITED)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $8,040 and $0 respectively)	$ 577,422	$ 5,766
Interest	1,284	156,373
Total Investment Income	578,706	162,139

Expenses:
Advisory Fees	286,512	50,918
Distribution Fees (Value Fund - Class R)	54,419	16,113
Transfer Agent and Fund Accounting Fees	26,173	16,595
Custody Fees	7,212	3,318
Registration Fees	21,106	8,596
Audit Fees	20,847	3,542
Insurance Fees	11,437	1,310
Legal Fees	9,727	1,938
Miscellaneous Fees	2,484	916
Printing and Mailing Fees	731	586
Director Fees	6,554	681
Total Expenses	447,202	104,513
Fees Waived	(20,927)	(33,614)
Net Expenses	426,275	70,899

Net Investment Income	152,431	91,240

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	2,367,652	(4,670)
Net Change in Unrealized Appreciation on Investments	(5,413)	31,826
Net Realized and Unrealized Gain on Investments	2,362,239	27,156

Net Increase in Net Assets Resulting from Operations	$ 2,514,670	$ 118,396

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2016	4/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 152,431	$ 280,825
Net Realized Gain on Investments	2,367,652	754,490
Net Change in Unrealized Appreciation on Investments	(5,413)	(9,314,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,514,670	(8,278,977)

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(83,394)
Class R	-	(113,789)
Realized Gains:
Class I	-	(2,585,322)
Class R	-	(7,432,258)
Net Change in Net Assets from Distributions	-	(10,214,763)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	187,943	174,297
Class R	165,362	1,371,008
Proceeds from Reinvestment of Dividends
Class I	-	2,668,716
Class R	-	7,520,700
Cost of Shares Redeemed
Class I	(902,604)	(145,852)
Class R *	(3,095,155)	(13,666,393)
Net Decrease from Shareholder Activity	(3,644,454)	(2,077,524)

Net Assets:
Net Decrease in Net Assets	(1,129,784)	(20,571,264)
Beginning of Period	60,007,530	80,578,794
End of Period (Including Accumulated Undistributed Net
Investment Income of $152,431 and $0, respectively)	$ 58,877,746	$ 60,007,530

Share Transactions:
Shares Sold
Class I	9,603	8,118
Class R	8,789	65,184
Shares Issued on Reinvestment of Dividends
Class I	-	141,202
Class R	-	401,962
Shares Redeemed
Class I	(45,460)	(7,059)
Class R *	(162,641)	(660,558)
Net Decrease in Shares	(189,709)	(51,151)
Outstanding at Beginning of Period	3,256,704	3,307,855
Outstanding at End of Period	3,066,995	3,256,704

* Includes securities redeemed in-kind during the year ended April 30, 2015. See Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2016	4/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 91,240	$ 202,635
Realized Loss on Investments	(4,670)	(4,518)
Net Change in Unrealized Appreciation on Investments	31,826	(191,826)
Net Increase in Net Assets Resulting from Operations	118,396	6,291

Distributions to Shareholders:
Net Investment Income	(89,748)	(210,787)
Net Change in Net Assets from Distributions	(89,748)	(210,787)

Capital Share Transactions:
Proceeds from Sale of Shares	359,847	1,064,888
Shares Issued on Reinvestment of Dividends	87,994	207,039
Cost of Shares Redeemed	(505,783)	(2,838,830)
Net Decrease from Shareholder Activity	(57,942)	(1,566,903)

Net Assets:
Net Decrease in Net Assets	(29,294)	(1,771,399)
Beginning of Period	12,809,725	14,581,124
End of Period (Including Accumulated Undistributed Net
Investment Income of $17,323 and $15,831, respectively)	$ 12,780,431	$ 12,809,725

Share Transactions:
Shares Sold	36,983	110,329
Shares Issued on Reinvestment of Dividends	9,061	21,497
Shares Redeemed	(52,021)	(297,591)
Net Decrease in Shares	(5,977)	(165,765)
Outstanding at Beginning of Period	1,324,894	1,490,659
Outstanding at End of Period	1,318,917	1,324,894

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 10/31/2016				Period Ended 4/30/2013 †

		Years Ended
		4/30/2016	4/30/2015	4/30/2014

Net Asset Value, at Beginning of Period	$ 18.57	$ 24.53	$ 27.63	$ 26.93	$ 23.35

Income From Investment Operations:
Net Investment Income *	0.07	0.13	0.08	0.16	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	0.72	(2.61)	1.67	4.41	3.52
Total from Investment Operations	0.79	(2.48)	1.75	4.57	3.71

Distributions:
Net Investment Income	-	(0.11)	(0.41)	(0.12)	(0.13)
Realized Gains	-	(3.37)	(4.44)	(3.75)	-
Total from Distributions	-	(3.48)	(4.85)	(3.87)	(0.13)

Net Asset Value, at End of Period	$ 19.36	$ 18.57	$ 24.53	$ 27.63	$ 26.93

Total Return **	4.25%****	(10.35)%	6.42%	17.28%	15.96%****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,861	$ 16,836	$ 18,754	$ 18,189	$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.29%	1.23%	1.20%	1.18%	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.61%	0.59%	0.27%	0.50%	0.99%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22%	1.22%	1.18% (b)	1.10% (a)	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.68%	0.60%	0.29% (b)	0.58% (a)	0.99%
Portfolio Turnover	25.72%****	38.68%	22.20%	17.47%	12.82%****

† For the period August 1, 2012 (commencement of the Fund's investment operations for the Fund's Class I shares) through April 30, 2013.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in  the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND - CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 10/31/2016

		Years Ended
		4/30/2016	4/30/2015	4/30/2014	4/30/2013	4/30/2012

Net Asset Value, at Beginning of Period	$ 18.37	$ 24.31	$ 27.22	$ 26.73	$ 24.10	$ 25.62

Income (Loss) From Investment Operations:
Net Investment Income *	0.04	0.07	0.01	0.12	0.18	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	0.72	(2.59)	1.65	4.34	2.65	(1.49)
Total from Investment Operations	0.76	(2.52)	1.66	4.46	2.83	(1.40)

Distributions:
Net Investment Income	-	(0.05)	(0.13)	(0.22)	(0.20)	(0.12)
Realized Gains	-	(3.37)	(4.44)	(3.75)	-	-
Total from Distributions	-	(3.42)	(4.57)	(3.97)	(0.20)	(0.12)

Proceeds from Redemption Fees	-	-**	-**	-**	-**	-**

Net Asset Value, at End of Period	$ 19.13	$ 18.37	$ 24.31	$ 27.22	$ 26.73	$ 24.10

Total Return ***	4.14%****	(10.60)%	6.17%	16.98%	11.82%	(5.42)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 42,016	$ 43,171	$ 61,825	$ 98,958	$281,754	$338,971
Before Waivers
Ratio of Expenses to Average Net Assets	1.54%	1.49%	1.45%	1.42%	1.30%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.33%	0.02%	0.34%	0.72%	0.42%
After Waivers
Ratio of Expenses to Average Net Assets	1.47%	1.47%	1.43% (b)	1.34% (a)	1.30%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.35%	0.04% (b)	0.42% (a)	0.72%	0.42%
Portfolio Turnover	25.72%****	38.68%	22.20%	17.47%	12.82%	17.17%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

**** Not Annualized.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 10/31/2016

		Years Ended
		4/30/2016	4/30/2015	4/30/2014	4/30/2013	4/30/2012

Net Asset Value, at Beginning of Period	$ 9.67	$ 9.78	$ 9.85	$ 10.00	$ 10.00	$ 9.99

Income (Loss) From Investment Operations:
Net Investment Income *	0.07	0.14	0.13	0.18	0.25	0.31
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02	(0.10)	(0.07)	(0.14)	0.00**	0.01
Total from Investment Operations	0.09	0.04	0.06	0.04	0.25	0.32

Distributions:
Net Investment Income	(0.07)	(0.15)	(0.13)	(0.19)	(0.25)	(0.31)
Realized Gains	-	-	-	-	-	-
Total from Distributions	(0.07)	(0.15)	(0.13)	(0.19)	(0.25)	(0.31)

Proceeds from Redemption Fees	-	-	-**	-	- **	-

Net Asset Value, at End of Period	$ 9.69	$ 9.67	$ 9.78	$ 9.85	$ 10.00	$ 10.00

Total Return ***	0.91%****	0.39%	0.63%	0.38%	2.56%	3.29%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,780	$ 12,810	$ 14,581	$ 14,591	$ 16,657	$ 15,020
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.62%	1.62%	1.60%	1.53%	1.52%	1.56%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.92%	0.85%	1.41%	2.09%	2.67%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.44%	1.35%	1.83%	2.51%	3.13%
Portfolio Turnover	35.05%****	20.30%	38.75%	3.71%	26.38%	26.02%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

**** Not Annualized.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2016 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund”), together (the “Funds”) each a diversified series of the Croft Funds Corporation (the “Corporation”), a corporation incorporated under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and the Trust is registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The Value Fund Class R shares and Income Fund commenced operations on May 4, 1995. The Value Fund Class I shares commenced operations on August 1, 2012.  The Board of Directors has authorized two classes of shares for the Value Fund: Class R shares and Class I shares and each class is subject to different expenses. The Income Fund consists of one class of shares. The Value Fund’s investment objective is growth of capital.  The Value Fund invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities. The Focus Fund commenced operations on August 31, 2016.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. These differences relate primarily to the differing tax treatment associated with utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction and distribution re-designations.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation is allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts and preferred stocks) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,992,068	$ 0	$ 0	$ 55,992,068
Real Estate Investment Trusts	1,026,233	0	0	1,026,233
Short-Term Investments	1,862,292	0	0	1,862,292
Total	$ 58,880,593	$ 0	$ 0	$ 58,880,593

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2016:

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 6,037,080	$ 0	$ 6,037,080
Preferred Stocks	181,830	0	0	181,830
U.S. Government Agencies & Obligations	4,185,554	0	0	4,185,554
Short-Term Investments	2,292,315	0	0	2,292,315
Total	$ 6,659,699	$ 6,037,080	$ 0	$ 12,696,779

The Value Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended October 31, 2016. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2016. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund and Income Fund had no transfers between Level 1 and Level 2 during the six months ended October 31, 2016.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Trust, on behalf of the Funds, retains the Advisor as the Funds’ investment advisor.  Under the terms of the management agreement between the Advisor and the Trust, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2016, the Advisor earned fees from the Value Fund of $286,512.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class R shares from May 1, 2014 through August 31, 2017, to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class I shares through August 31, 2017, to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s Class I average net assets.  From June 1, 2015 through August 31, 2017, the Advisor has contractually agreed to reimburse the Fund for any expenses associated with its relationship with ReFlow (“Reflow”).  Please see Note 10 for more

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

information about the Value Fund’s relationship with ReFlow during the reporting period.  The Value Fund waived $20,927, which is not recoupable. The Value Fund did not incur any expenses associated with the Fund’s relationship with ReFlow during six months ended October 31, 2016. As of October 31, 2016, the Value Fund owed the Advisor $46,444 in Advisory fees.

For the six months ended October 31, 2016, the Advisor earned fees from the Income Fund of $50,918. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets through August 31, 2017.  The Advisor waived management fees in the amount of $33,614, which is not recoupable, for the six months ended October 31, 2016. As of October 31, 2016, the Income Fund owed the Adviser $1,243 in Advisory fees.

Pursuant to a plan of distribution, the Value Fund Class R and the Income Fund may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2016, the Value Fund Class R and the Income Fund incurred distribution fees of $54,419 and $16,113, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated between the Funds by relative net assets.

Note 5. Capital Share Transactions

At October 31, 2016, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund). The paid in capital amounted to $43,173,980 for the Value Fund and $12,838,388 for the Income Fund.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the six months ended October 31, 2016, the Value Fund – Class I and Class R, and the Income Fund did not collect any redemption fees. Management has waived any redemptions fee that otherwise would apply to shares redeemed by ReFlow, LLC.

Note 6. Investments

Value Fund

For the six months ended October 31, 2016, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $8,190,130 and $11,434,752, respectively. For federal income tax purposes, as of

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

October 31, 2016, the gross unrealized appreciation for all securities totaled $15,795,309 and the gross unrealized depreciation for all securities totaled $1,054,584, for a net unrealized appreciation of $14,740,725.  The aggregate cost of securities for federal income tax purposes at October 31, 2016, was $44,139,868.

Income Fund

For the six months ended October 31, 2016, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $827,236 and $974,698, respectively.  For the six months ended October 31, 2016, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $1,771,780 and $750,000, respectively.  For federal income tax purposes, as of October 31, 2016, the gross unrealized appreciation for all securities totaled $289,588 and the gross unrealized depreciation for all securities totaled $80,179, for a net unrealized appreciation of $209,409.  The aggregate cost of securities for federal income tax purposes at October 31, 2016, was $12,487,370.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2016, the Value Fund Class I and Class R did not pay a distribution. During the year ended April 30, 2016, distributions of $0.11 per share, or $83,394 in the aggregate, were declared and paid from net investment income for Class I. During the fiscal year ended April 30, 2016, distributions of $0.05 per share, or $113,789 in the aggregate, were declared and paid from net investment income for Class R. During the fiscal year ended April 30, 2016, distributions of $3.37 per share, or $2,585,322 for Class I and $7,432,258 for Class R, in the aggregate, were declared and paid from realized gains.

During the year ended April 30, 2015, distributions of $0.41 per share, or $258,140 in the aggregate, were declared and paid from net investment income for Class I. During the fiscal year ended April 30, 2015, distributions of $0.13 per share, or $314,887 in the aggregate, were declared and paid from net investment income for Class R. During the fiscal year ended April 30, 2015, distributions of $0.53 per share, or $335,626 for Class I and $1,291,843 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the fiscal year ended April 30, 2015, distributions of $3.92 per share, or $2,491,072 for Class I and $9,588,259 for Class R, in the aggregate, were declared and paid from long-term capital gains.

The tax character of distributions paid during the fiscal years ended April 30, 2016 and 2015 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2016	4/30/2015
Ordinary Income	$ 367,461	$ 2,200,495
Long-term Gains	$ 9,847,302	$12,079,332
	$10,214,763	$14,279,827

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

As of the fiscal year ended April 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Other Accumulated Losses	$ (1,338,734)
Net Unrealized Appreciation on Investments	14,524,763
$ 13,186,029

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.  The Fund elected to defer to the fiscal year ending April 30, 2017, post-October losses in the amount of $1,338,734.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2016, distributions of $0.07 per share, or $89,748 in aggregate, were declared and paid from net investment income. During the fiscal year ended April 30, 2016, distributions of $0.15 per share, or $210,787 in aggregate, were declared and paid from net investment income. During the fiscal year ended April 30, 2015, distributions of $0.13 per share, or $198,588 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during six months ended October 31, 2016 and the fiscal years ended April 30, 2016 and 2015 were as follows:

	Six months ended	Fiscal year ended	Fiscal year ended
Distributions paid from:	10/31/2016	4/30/2016	4/30/2015
Ordinary Income	$89,748	$210,787	$198,588

As of the fiscal year ended April 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income	$ 15,831
Capital Loss Carryforward	(274,834)
Net Unrealized Appreciation on Investments	177,583
Other Accumulated Losses	(6,504)
$ (87,924)

The Fund elected to defer to the fiscal year ending April 30, 2017, post-October losses in the amount of $6,504.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Act. As of October 31, 2016, National Financial Services, Inc. held in omnibus accounts for the benefit of others approximately 30% of the voting securities of the Value Fund and may be deemed to control the Value Fund.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2016, the Income Fund had available for federal tax purposes an unused short-term capital loss carryforward of $265,782 and long-term capital loss carryforward of $9,052, of which $261,366 expires in 2018 and $13,468 of losses that do not expire.  Any losses incurred during future taxable years and current non-expiring capital losses will be required to be utilized prior to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  No capital loss carryforwards were utilized during the fiscal year ended April 30, 2016 for the Funds.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by ReFlow which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a minimum of 20 basis point daily fee of the outstanding loan balance. ReFlow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by ReFlow. The Income Fund and Value Fund had no borrowings during the six months ended October 31, 2016.  As of October 31, 2016, the Value Fund and Income Fund had no borrowings outstanding.

Note 11. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e. money market mutual funds).  The Funds will incur additional indirect expenses due to acquire fund fees and other costs to the extent it invests in shares of other investment companies.  From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market funds. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.  As of October 31, 2016, the Croft Value Fund and Croft Income Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Note 12. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION

OCTOBER 31, 2016 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 through October 31, 2016, for Croft Value Fund, Class I and R, and the Croft Income Fund.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2016	October 31, 2016	May 1, 2016 to October 31, 2016

Actual	$1,000.00	$1,042.54	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.06	$6.21

* Expenses are equal to the Value Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2016	October 31, 2016	May 1, 2016 to October 31, 2016

Actual	$1,000.00	$1,041.37	$7.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.48

* Expenses are equal to the Value Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2016	October 31, 2016	May 1, 2016 to October 31, 2016

Actual	$1,000.00	$1,009.15	$5.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

OCTOBER 31, 2016 (UNAUDITED)

 Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	2	None	Since 1995
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2004
Christina Walters Year of Birth: 1970	Chief Compliance Officer since 2013. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2013
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	2	None	Vice President since 2007; Director since 2011

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	2	None	Since 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	2	None	Since 1999

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2016 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

Advisory Agreement Renewal

At a regular meeting held on June 8, 2016, the Board of Directors of Croft Fund Corp. (the “Board” or the “Directors” considered the approval of a Management Agreement between the Croft Funds Corp. (the “Company”) and Croft Leominster, Inc. (the “Manager”).  The Board reviewed written materials from the Manager (the “Report”) that had been requested on their behalf by Fund counsel and included in the Board meeting materials.

The Board reviewed written materials from Croft-Leominster (the “Report”) that had been requested on their behalf by Fund counsel and included in the Board meeting materials.  Counsel reviewed the duties of Trustees in approving investment advisory contracts and related agreements.  Counsel explained that the Board must consider and evaluate the following factors: (i) the investment performance of the Manager; (ii) the nature, extent and quality of the services to be provided by the Manager to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Manager and its affiliates, if any, from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders.  Counsel further explained that the Board also should consider whether a Fund’s advisory fee is

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

reasonable in comparison to fees paid by comparable funds (the “Peer Group”) and in absolute terms.  Counsel said that in their consideration, Trustees should compare advisory fees paid by each Fund with fees paid by other funds in the Peer Group and compare each Fund’s expense ratio with the expense ratios of funds in the Peer Group.  Counsel noted that the Board also should consider the effect of any fee waivers and expense reimbursements made by the Manager and, if relevant, may compare fees to be paid by the Funds with fees paid by different types of clients of the Manager.

As for the investment performance of the Funds, the Directors reviewed information provided in the Report regarding each Fund’s performance for various periods since inception, as compared to an appropriate index and Morningstar category.

Income Fund.  The Directors noted that, with respect to the Income Fund, that despite positive returns the Fund underperformed its benchmark index, the Barclays Cap Int/Gov’t Index for each period shown, but noted that since inception the Fund’s return of 5.1% was in line with that of the Index at 5.3%.  The Directors further noted that the Fund outperformed the Morningstar US OE Multisector Bond Category for the one year period.

Value Fund.  With respect to the Value Fund, the Directors reviewed one year, three year, five year, ten year and since inception performance information of the Fund compared to the S&P 500 and Morningstar categories.  They acknowledged that the Fund’s longer-term performance is not inconsistent with the return of the Index.

After further discussion, the Directors concluded that the Manager has shown its commitment to the Funds and that performance was not unreasonable.  The Directors noted that the Manager continues to apply its value philosophy, despite it being out of favor given current market conditions.  They considered that over the long term, the Manager has shown the ability to outperform and expect to see outperformance again with a change in the market cycle.  The Directors agreed that the Fund’s performance is consistent with the Board’s expectation of the Manager.

With respect to the cost of services provided by the Manager, in addition to the information provided in the Report, the Directors reviewed the Form ADV and discussed fees charged by the Manager to its other clients for the value strategy.  The Directors reviewed the fees charged by the Manager for each Fund, as compared to its respective Morningstar category, and discussed the reasonableness of the Manager’s fees.

Income Fund.  The Directors noted that the Manager charges a fee of 0.79% in connection with its advisory services to the Fund as compared to the Morningstar category average of 0.62%.  They acknowledged that the Fund’s advisory fee is higher than the category average, but within the range of fees (0 - 1.50%) charged by funds in the category.  They also noted that shareholders were benefiting from the implementation of an expense limitation agreement, and that a representative of the Manager confirmed that the expense limitation agreement would be extended through August 30, 2017.  The

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Directors discussed the services provided by the Manager and agreed, that the advisory fees are reasonable in light of the quality of services, robust research efforts, and strong culture of compliance.

As to the Manager’s profitability, the Directors reviewed the information in the Report regarding profitability, including the Manager’s estimated profitability analysis on a per fund basis.  The Directors noted that the Manager did not realize a profit from managing the Funds.  The Directors noted that they look forward to the Manager growing the Funds to become more profitable.  They concluded that the Manager’s total estimated profits, before allocation of expenses, were reasonable.  With respect to economies of scale, the Board noted that, although the Manager does not believe that economies have been realized at this time, it is willing to discuss the matter as Fund assets grow.  After discussion, it was the consensus of the Directors that, based on current size of the Funds, it does not appear that economies had been reached at this time, however, the matter would be revisited at the next renewal of the agreement.

As to the nature, extent and quality of the services provided by the Manager, the Directors reviewed information provided in the Report regarding the Manager’s business operations and personnel.  They discussed recent additions to the portfolio management team and their contributions to the success of the Funds.  The Directors noted positively that the Manager reported no regulatory or litigation issues.  The Directors discussed the quality and experience of the Manager’s investment personnel, and acknowledged that the consistency of personnel and the strong culture of compliance benefited the Funds and their shareholders.  The Directors then discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Manager were reasonable and consistent with the Board’s expectations. The Directors concluded that the Manager has provided high quality advisory services to the Funds.

The Board then discussed various criteria in evaluating the Manager, including performance, fees, service, the lack of excessive profitability, and the opportunities for economies of scale.  Having come to the conclusion that the Manager compared favorably based on all five criteria, and upon motion duly made, the Directors unanimously voted to approve the renewal of the Management Agreement.

CROFT FUNDS CORPORATION

PRIVACY NOTICE

OCTOBER 31, 2016 (UNAUDITED)

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-551-0990.

CROFT FUNDS CORPORATION

PRIVACY NOTICE (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Page 2

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

CROFT FUNDS CORPORATION

PRIVACY NOTICE (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

 1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

CROFT FUNDS CORPORATION

PRIVACY NOTICE (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

CROFT FUNDS CORPORATION

PRIVACY NOTICE (CONTINUED)

OCTOBER 31, 2016 (UNAUDITED)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date December 28, 2016

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date December 28, 2016

* Print the name and title of each signing officer under his or her signature.